iShares
®
Asia/Pacific Dividend ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  42 .3%
ANZ Group Holdings Ltd. ................... 105,807 $ 2,765,273
Bank of Queensland Ltd. .................... 153,355 714,306
Bendigo & Adelaide Bank Ltd. ................ 126,237 1,014,866
BHP Group Ltd. .......................... 148,115 6,243,130
Deterra Royalties Ltd. ...................... 296,028 901,162
Elders Ltd. ............................. 121,238 478,395
Fortescue Ltd. ........................... 252,298 3,273,883
GrainCorp Ltd. , Class A .................... 136,803 536,757
Harvey Norman Holdings Ltd. ................ 219,487 755,936
Insurance Australia Group Ltd. ................ 246,921 1,471,202
Magellan Financial Group Ltd. ................ 86,970 582,096
nib holdings Ltd. ......................... 114,243 601,150
Perpetual Ltd. ........................... 44,860 595,952
QBE Insurance Group Ltd. .................. 118,816 2,060,835
Santos Ltd. ............................. 486,815 2,703,648
Sonic Healthcare Ltd. ...................... 103,940 1,590,749
Super Retail Group Ltd. .................... 70,783 660,169
Viva Energy Group Ltd.
(a)
................... 450,961 906,694
Westpac Banking Corp. .................... 94,828 2,514,580
30,370,783
a
China  —  1 .0%
BOC Aviation Ltd.
(a)
....................... 70,300 692,955
a
Hong Kong  —  25 .2%
BOC Hong Kong Holdings Ltd. ................ 331,500 2,204,496
Budweiser Brewing Co. APAC Ltd.
(a) (b)
........... 969,400 812,078
CK Asset Holdings Ltd. ..................... 273,500 1,665,893
CK Infrastructure Holdings Ltd. ................ 140,500 1,120,704
Henderson Land Development Co. Ltd. .......... 388,000 1,406,643
Hysan Development Co. Ltd. ................. 317,000 753,801
Kerry Properties Ltd. ...................... 314,000 783,462
Man Wah Holdings Ltd.
(b)
.................... 1,168,800 469,400
PCCW Ltd. ............................. 2,053,000 1,538,799
Power Assets Holdings Ltd. .................. 244,500 1,840,703
Sino Land Co. Ltd. ........................ 978,000 1,332,076
Stella International Holdings Ltd. .............. 497,500 924,570
Swire Pacific Ltd. , Class A ................... 99,500 1,263,591
Swire Properties Ltd. ...................... 314,000 956,309
Yue Yuen Industrial Holdings Ltd.
(b)
............. 552,000 999,016
18,071,541
a
Japan  —  8 .5%
Aoyama Trading Co. Ltd. .................... 109,400 514,366
Financial Partners Group Co. Ltd. .............. 32,200 345,721
Honda Motor Co. Ltd. ...................... 315,800 3,183,145
Kureha Corp. ........................... 19,900 532,286
Mitsuboshi Belting Ltd. ..................... 19,400 495,434
Persol Holdings Co. Ltd. .................... 644,800 1,069,094
6,140,046
a
New Zealand  —  3 .7%
EBOS Group Ltd. ......................... 81,508 1,056,727
Spark New Zealand Ltd. .................... 1,394,711 1,576,807
2,633,534
a
Singapore  —  19 .1%
ComfortDelGro Corp. Ltd.
(b)
.................. 992,300 1,037,212
DBS Group Holdings Ltd. ................... 65,500 3,779,134
Jardine Cycle & Carriage Ltd. ................ 25,500 584,380
Oversea-Chinese Banking Corp. Ltd. ........... 139,700 3,173,037
United Overseas Bank Ltd. .................. 71,100 2,404,536
Venture Corp. Ltd. ........................ 88,400 1,101,445
Security Shares Value
a
Singapore (continued)
Wilmar International Ltd. .................... 521,100 $ 1,593,576
13,673,320
a
Total Long-Term Investments — 99.8%
(Cost: $ 58,910,203 ) ................................. 71,582,179
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 857,807 858,064
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 34,012 34,012
a
Total Short-Term Securities — 1.3%
(Cost: $ 892,051 ) ................................... 892,076
Total Investments —  101.1%
(Cost: $ 59,802,254 ) ................................. 72,474,255
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (779,163)
Net Assets — 100.0% ................................. $ 71,695,092
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Asia/Pacific Dividend ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 348,148  $ 509,827
(a)
$ —  $ 64  $ 25  $ 858,064  857,807  $ 2,914
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 27,868  6,144
(a)
—  —  —  34,012  34,012  388  —
$ —  $ 64  $ 25
$ 892,076
$ 3,302  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index ................................................................. 2 08/28/26 $ 81 $ 869
Mini TOPIX Index ..................................................................... 2 09/10/26 49 (2,234)
$ (1,365)

iShares
®
Asia/Pacific Dividend ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,069,094  $ 70,513,085  $ —  $ 71,582,179
Short-Term Securities
Money Market Funds ....................................... 892,076  —  —  892,076
$ 1,961,170  $ 70,513,085  $ —  $ 72,474,255
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ —  $ 869  $ —  $ 869
Liabilities
Equity Contracts ............................................ —  (2,234) —  (2,234)
$ —  $ (1,365) $ —  $ (1,365)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)